Basis of Preparation	6 Months Ended
Jun. 30, 2024
Basis of Preparation [Abstract]
Basis of preparation
2. Basis of preparation
Statement of compliance with IFRS
These Semi-Annual Condensed Consolidated Financial Statements have been prepared in compliance with IAS 34 — Interim Financial Reporting (“IAS 34”) as issued by the International Accounting Standards Board (“IASB”). The Semi-Annual Condensed Consolidated Financial Statements should be read in conjunction with the Group’s consolidated financial statements at December 31, 2023 and December 31, 2022 and for each of the three years in the period ended December 31, 2023 (the “Annual Consolidated Financial Statements”), which have been prepared in compliance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) as well as IFRS as adopted by the European Union. The accounting policies adopted are consistent with those applied in the Annual Consolidated Financial Statements, except as described in Note 3 — Summary of significant accounting policies “New standards and amendments issued by the IASB and applicable from January 1, 2024”.
These Semi-Annual Condensed Consolidated Financial Statements were approved and authorized for issue by the Board of Directors of Ermenegildo Zegna N.V. on September 17, 2024.
These Semi-Annual Condensed Consolidated Financial Statements include the semi-annual condensed consolidated statement of profit, the semi-annual condensed consolidated statement of comprehensive income, the semi-annual condensed consolidated statement of financial position, the semi-annual condensed consolidated cash flow statement, the semi-annual condensed consolidated statement of changes in equity and the accompanying condensed notes.
The Semi-Annual Condensed Consolidated Financial Statements are presented in Euro, which is the functional and presentation currency of the Company, and amounts are stated in thousands of Euros, unless otherwise indicated.
The Semi-Annual Condensed Consolidated Financial Statements have been prepared on a going concern basis and applying the historical cost method, modified as required for certain financial assets and liabilities (including derivative instruments), which are measured at fair value. Income and expenses are accounted for on an accrual basis.
The preparation of the Semi-Annual Condensed Consolidated Financial Statements requires management to make estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities as well as the disclosure of contingent liabilities. If in the future such estimates and assumptions, which are based on management’s best judgment at the date of these Semi-Annual Condensed Consolidated Financial Statements, deviate from the actual circumstances, the original estimates and assumptions will be modified as appropriate in the period in which the circumstances change. Reference should be made to the section “Use of estimates” in the Annual Consolidated Financial Statements for a detailed description of the more significant valuation procedures used by the Group in preparing its consolidated financial statements. Impairment tests of non-current assets (including goodwill and brands with an indefinite useful life for which impairment tests are performed for the preparation of Group’s annual consolidated financial statements) are not performed for the preparation of the semi-annual condensed consolidated financial statements unless impairment indicators have been identified. Similarly, the actuarial valuations that are required for the determination of employee benefit provisions are also usually carried out during the preparation of the annual consolidated financial statements, except in the event of significant market fluctuations, or significant plan amendments, curtailments or settlements.
Other information
The table below shows the exchange rates compared to the Euro of the main foreign currencies used by the Group.

	Average for the six months ended June 30, 2024	At June 30, 2024	At December 31, 2023	Average for the six months ended June 30, 2023	At June 30, 2023
U.S. Dollar	1.081	1.071	1.105	1.081	1.087
Swiss Franc	0.962	0.963	0.926	0.986	0.979
Chinese Renminbi	7.801	7.775	7.851	7.489	7.898
Pound Sterling	0.855	0.846	0.869	0.876	0.858
Hong Kong Dollar	8.454	8.359	8.631	8.471	8.516
Singapore Dollar	1.456	1.451	1.459	1.444	1.473
United Arab Emirates Dirham	3.971	3.931	4.058	3.969	3.991
Japanese Yen	164.461	171.940	156.330	145.760	157.160
South Korea Won	1,460.315	1,474.860	1,433.660	1,400.435	1,435.880